RESTRICTED STOCK AND WARRANTS (Details) - Unvested restricted stock awards [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning | shares	70,000
Weighted - average grant date fair value, balance at beginning | $ / shares	$ 1.04
Granted | shares
Weighted - average grant date fair value, granted | $ / shares
Vested | shares
Weighted - average grant date fair value, vested | $ / shares
Forfeited | shares
Weighted - average grant date fair value, forfeited | $ / shares
Balance at ending | shares	70,000
Weighted - average grant date fair value, balance at ending | $ / shares	$ 1.04